FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net Income		$ 638,196	¥ 4,387,912	¥ 3,158,900	¥ 2,051,603
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		36,285	249,478	40,725	122,502
Equity in profit of subsidiaries and VIE		2,820	19,386	15,682	36,721
Changes in operating assets and liabilities:
Prepayments and other current assets		(111,152)	(764,223)	(339,853)	(196,581)
Deferred tax		(20,228)	(139,081)	(29,035)	(30,553)
Other non-current liability		1,343	9,231	60,045
Net cash provided by operating activities		640,543	4,404,051	3,630,684	2,572,243
Cash flows from investing activities
Purchases of short-term investments		(1,983,041)	(13,634,396)	(10,126,703)
Investments in equity investees	¥ (130,150)	(271,298)	(1,865,309)	(89,055)	(315,426)
Net cash used in investing activities		(1,872,247)	(12,872,633)	(8,294,547)	(3,085,040)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		1,293,275	8,891,909
Proceeds from issuance of ordinary shares for shared based compensation					68,400
Proceeds from capital contribution from shareholders					11,789
Payment of dividends		(130,192)	(895,136)
Share repurchase		(111,965)	(769,811)	(857,658)
Net cash provided by/used in financing activities		1,024,234	7,042,122	(1,061,558)	9,415,093
Effect of exchange rate changes on cash, cash equivalents and restricted cash		40,096	275,680	(424,000)	302,097
Net change in cash, cash equivalents and restricted cash		(167,374)	(1,150,780)	(6,149,421)	9,204,393
Cash, cash equivalents and restricted cash at beginning of year		839,755	5,773,734	11,923,155	2,718,762
Cash, cash equivalents and restricted cash at end of year		672,381	4,622,954	5,773,734	11,923,155
Issuance cost on IPO					339,355
ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net Income		637,485	4,383,025	3,159,663	2,053,855
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		36,285	249,478	40,725	61,521
Equity in profit of subsidiaries and VIE		(630,746)	(4,336,695)	(3,087,457)	(2,118,475)
Changes in operating assets and liabilities:
Prepayments and other current assets		(19,100)	(131,322)	(37,174)	(3,755)
Deferred tax		(3,969)	(27,288)
Other non-current liability		1,343	9,231	60,045
Net cash provided by operating activities		21,298	146,429	135,802	(6,854)
Cash flows from investing activities
Amounts due from subsidiaries		(46,260)	(318,064)	680,814	(774,302)
Purchases of short-term investments		(1,827,378)	(12,564,140)	(9,716,466)
Repayments of short-term investments		781,943	5,376,252	4,679,500
Investments in equity investees		(273,710)	(1,881,891)	(1,701,629)	(155,627)
Net cash used in investing activities		(1,365,405)	(9,387,843)	(6,057,781)	(929,929)
Cash flows from financing activities
Proceeds from issuance of ordinary shares for shared based compensation					68,400
Proceeds from capital contribution from shareholders					11,789
Payment of dividends		(130,192)	(895,136)
Share repurchase		(111,965)	(769,811)	(857,658)
Net cash provided by/used in financing activities		1,051,118	7,226,962	(857,658)	9,264,036
Effect of exchange rate changes on cash, cash equivalents and restricted cash		38,581	265,269	(211,221)	212,632
Net change in cash, cash equivalents and restricted cash		(254,408)	(1,749,183)	(6,990,858)	8,539,885
Cash, cash equivalents and restricted cash at beginning of year		366,965	2,523,067	9,513,925	974,040
Cash, cash equivalents and restricted cash at end of year		112,557	773,884	¥ 2,523,067	9,513,925
Issuance cost on IPO					339,355
Alibaba | ZTO EXPRESS (CAYMAN) INC.
Cash flows from financing activities
Proceeds from issuance of ordinary shares		$ 1,293,275	¥ 8,891,909
IPO
Cash flows from financing activities
Proceeds from issuance of ordinary shares					9,183,847
IPO | ZTO EXPRESS (CAYMAN) INC.
Cash flows from financing activities
Proceeds from issuance of ordinary shares					¥ 9,183,847